PLANT EQUIPMENT AND MINING PROPERTIES	12 Months Ended
Dec. 31, 2021
11. PLANT EQUIPMENT AND MINING PROPERTIES
11.	PLANT, EQUIPMENT AND MINING PROPERTIES

	Mining properties	Office equipment, furniture, and fixtures	Computer equipment	Mine machinery and transportation equipment	Mill machinery and processing equipment	Buildings and construction in process	Total
	$	$	$	$	$	$	$
COST
Balance at January 1, 2020	13,637	524	341	12,919	17,554	9,287	54,262
Additions / Transfers	(493)	34	6	36	(71)	1,976	1,488
Effect of movements in exchange rates	5	5	-	-	-	-	10
Balance at December 31, 2020	13,149	563	347	12,955	17,483	11,263	55,760
Additions / Transfers	(113)	31	(12)	1,285	1,130	508	2,829
Effect of movements in exchange rates	2	1	-	-	-	7	10
Balance at December 31, 2021	13,038	595	335	14,240	18,613	11,778	58,599

ACCUMULATED DEPLETION AND DEPRECIATION
Balance at January 1, 2020	8,066	84	213	4,854	4,013	1,374	18,604
Additions / Transfers	577	103	43	53	1,284	250	2,310
Effect of movements in exchange rates	-	-	-	-	-	-	-
Balance at December 31, 2020	8,643	187	256	4,907	5,297	1,624	20,914
Additions / Transfers	213	107	11	37	1,370	272	2,010
Effect of movements in exchange rates	-	-	-	-	-	-	-
Balance at December 31, 2021	8,856	294	267	4,944	6,667	1,896	22,924

NET BOOK VALUE
At December 31, 2021	4,182	301	68	9,296	11,946	9,882	35,675
At December 31, 2020	4,506	376	91	8,048	12,186	9,639	34,846
At January 1, 2020	5,571	440	128	8,065	13,541	7,913	35,658

Included in Buildings above are assets under construction of $6,348 as at December 31, 2021 (2020 - $5,327) on which no depreciation was charged in the periods then ended. Once the assets are put into service, they will be transferred to the appropriate class of plant, equipment and mining properties.

As at December 31, 2021, plant, equipment and mining properties included a net carrying amount of $Nil (2020 - $442) for mining equipment under equipment loan, and $1,306 (2020 - $1,087) for mining equipment and right of use assets under finance lease.